Cash and stock-based compensation plans (Details 6) (Stock Option Plan 2006 - Directors and Executives [Member], USD $)	12 Months Ended
Dec. 31, 2013
Stock Option Plan 2006 - Directors and Executives [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	49,804
Forfeited Options	0
Exercised Options	(49,804)
Options Outstanding	0
Outstanding weighted average exercise price	$ 16.34
Forfeited Weighted average exercise price	$ 0
Exercised Weighted average exercise price	$ 16.34